Earnings (loss) per share (Tables)	12 Months Ended
May 31, 2019
Earnings (loss) per share
Earnings per share [text block]

	2019	2018
Basic earnings (loss) per share:
Net income (loss) for the year	$(16,499)	$29,448
Average number of common shares outstanding during the year	242,763,558	161,026,463
Earnings (loss) per share – basic	$(0.07)	$0.18

	2019	2018
Diluted earnings per share:
Net income (loss) for the year	$(16,499)	$29,448

Average number of common shares outstanding during the year	242,763,558	161,026,463
"In the money" warrants outstanding during the year	—	1,293,890
"In the money" options outstanding during the year	—	3,593,647
	242,763,558	165,914,000
Earnings (loss) per share – diluted	$(0.07)	$0.18